Stock-Based Compensation - Schedule of Non-Vested Options (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Non-vested Options Outstanding, Beginning
Number of Non-vested Options, Vested	256,508
Number of Non-vested Options, Ending	501,469
Number of Non-vested Options, Exercisable	256,508
Number of Non-vested Options, Outstanding	757,977
Weighted Average Fair Value at Grant Date, Outstanding, Beginning balance
Weighted Average Fair Value at Grant Date, Vested	$ 0.73
Weighted Average Fair Value at Grant Date, Outstanding, Ending balance	$ 0.73
Weighted Average Fair Value at Grant Date, Exercisable	$ 0.73
Weighted Average Fair Value at Grant Date, Outstanding	$ 0.73
Intrinsic Value, Outstanding, Beginning balance
Intrinsic Value, Outstanding, Ending balance